CONVERTIBLE NOTES AND WARRANTS - 2020 Notes (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2022
Debt Instrument [Line Items]
Fair value of convertible notes		$ 1,213,313
Contractual term				5 years
Expected accrued interest				$ 312,000
Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Fair value of convertible notes		$ 1,200,000
Shares warrants may purchase	29,388	29,388	744,000
Warrants, exercise price of warrants (in dollars per share)	$ 49.75
Contractual term	5 years
Financing received from related party (as a percent)		23.00%
Increase in fair value of convertible notes payable		$ 378,000
2020 Notes
Debt Instrument [Line Items]
Shares issued upon conversion			5,183
Shares warrants may purchase			29,388	65,000
Warrants, exercise price of warrants (in dollars per share)			$ 49.75
2020 Notes | Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion	5,183
Equivalent percentage of warrants received			100.00%
Warrants, exercise price of warrants (in dollars per share)	$ 49.75			$ 0
Convertible notes payable		1,213,313
Original issue discount		$ 303,333
Additional funding received from convertible notes			$ 0